Debt - Total Long-term Debt, Net of Debt Issuance Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 17, 2025	Sep. 04, 2025	Dec. 31, 2024		Sep. 10, 2024	Dec. 17, 2020
Debt Instrument [Line Items]
Total long-term debt	$ 1,654,428			$ 1,391,548
Less: Current portion	0			551,883	[1]
Long-term debt, net of current portion	$ 1,654,428			839,665	[1]
Senior Unsecured Notes | 0.000% Senior Unsecured Convertible Notes due 2027
Debt Instrument [Line Items]
Stated interest rate	0.00%	0.00%					0.00%
Total long-term debt	$ 26,000			498,402
Less: Current portion		$ 26,000		498,400
Senior Unsecured Notes | 2.500% Senior Unsecured Convertible Notes due 2031
Debt Instrument [Line Items]
Stated interest rate	2.50%					2.50%
Total long-term debt	$ 495,254			494,421
Senior Unsecured Notes | 2.000% Senior Unsecured Convertible Notes due 2032
Debt Instrument [Line Items]
Stated interest rate	2.00%		2.00%
Total long-term debt	$ 742,394			0
Private Placement | German Private Placement (2017 Schuldschein)
Debt Instrument [Line Items]
Total long-term debt	17,032			15,050
Private Placement | German Private Placement (2022 Schuldschein)
Debt Instrument [Line Items]
Total long-term debt	$ 373,748			$ 383,675

[1]	The December 31, 2024 balances for the 'current portion of long-term debt' and 'long-term debt, net of current portion' have been revised to correct the classification of certain amounts. See Note 1